Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Millions	Mar. 31, 2023 £ / shares	Mar. 31, 2022 £ / shares
Ordinary shares, par value	£ 0.00001	£ 0.00001
DEFERRED SHARES £0.00001 PAR VALUE
Deferred shares, par value	0.00001	0.00001
DEFERRED SHARES £100,000 PAR VALUE
Deferred shares, par value	£ 100,000	£ 100,000